UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21110

                     OFI TREMONT CORE STRATEGIES HEDGE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

OFI TREMONT CORE STRATEGIES HEDGE FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2005  (Unaudited)

                                              % OF INVESTMENT                     FAIR       % OF NET                  ACQUISITION
                                                  FUND HELD       COST            VALUE       ASSETS    LIQUIDITY 1      DATE 2
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INVESTMENTS IN INVESTMENT FUNDS
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
CONVERTIBLE ARBITRAGE
Quattro Domestic Partners, L.P.                       7.5%     $  8,700,000   $ 8,664,030        3.7%  Quarterly          4/04

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EQUITY MARKET NEUTRAL
O'Connor Global Fundamental Market Neutral
  Long/Short Ltd.                                     3.0         7,500,000      8,441,828       3.6    Monthly            04/05
The 32 Capital Fund Ltd.                              0.7         5,225,002      6,839,318       3.0    Monthly         01/03-01/04
                                                               -------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                      12,725,002     15,281,146       6.6

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EVENT DRIVEN
Third Point Partners, L.P.                            4.6         9,500,000     13,351,062       5.7    Quarterly      10/04 - 04/05
Perry Partners, L.P.                                  0.4        13,000,000     13,264,621       5.7    Quarterly      02/05 - 03/05
Ahab Partners, L.P.                                   4.8         9,500,000     11,452,450       4.9    Quarterly          4/04
GoldenTree Credit Opportunities Ltd.          unavailable         5,895,579      6,631,335       2.9    Semi-Annually      01/05
Mariner - Tricadia Credit Strategies Ltd.             5.7         6,000,000      6,312,261       2.7    Semi-Annually      05/05
Highland Crusader Fund II Ltd.                        1.0         6,000,000      6,211,910       2.7    Quarterly          9/05
SRS Strategic Opportunities, L.P.                    15.0         3,000,000      3,237,177       1.4    Quarterly          12/04
SOLUS LLC                                             4.8         2,500,000      3,223,449       1.4    Quarterly          12/04
                                                               -------------------------------------
TOTAL EVENT DRIVEN                                               55,395,579     63,684,265      27.4

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FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                  2.7         7,150,000      8,664,510       3.7    Quarterly       06/03-08/04
Oak Hill CCF Partners,L.P.                            1.8         6,000,000      6,788,791       2.9    Monthly         12/03-08/04
                                                               -------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                     13,150,000     15,453,301       6.6

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GLOBAL MACRO
The Keynes Leveraged Fund Ltd.                        1.5         8,000,000      8,391,678       3.6    Monthly            01/05
Vega Feeder Fund Limited (Structured USD
  2X Class)                                           2.6         3,900,000      3,316,579       1.4    Monthly        01/04 - 04/04
                                                               -------------------------------------
TOTALGLOBALMACRO                                                 11,900,000     11,708,257       5.0

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LONG/SHORT EQUITY
Kinetics Fund, Inc.                                   0.9         9,500,000     12,998,621       5.6    Quarterly          04/04
Hayground Cove Overseas Partners Ltd.                 3.2        10,500,000     10,717,260       4.6    Monthly        11/04 - 01/05
Highline Capital Partners (QP), L.P.                  5.3         8,050,000     10,472,584       4.5    Quarterly      10/03 - 04/04
MedCap Partners, L.P.                                 6.1         7,000,000      7,561,128       3.3    Quarterly      02/05 - 04/05
                                                               -------------------------------------
TOTAL LONG/SHORT EQUITY                                          35,050,000     41,749,593      18.0

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MULTI STRATEGY
Canyon Value Realization Fund, L.P.                   0.6         8,100,002     10,564,992       4.6    Annually        01/03-08/04
RAB Special Situations Fund Ltd.                      0.6         4,000,000      3,997,001       1.7    Quarterly          04/05
                                                               -------------------------------------
TOTAL MULTI STRATEGY                                             12,100,002     14,561,993       6.3

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MANAGED FUTURES
The Blenheim Fund L.P.                                1.0         3,600,000      4,787,519       2.0    Monthly        12/04 - 01/05
Graham Global Investment Fund II Ltd.                 0.3         4,100,000      2,763,282       1.2    Monthly        12/04 - 01/05
                                                               -------------------------------------
TOTAL MANAGED FUTURES                                             7,700,000      7,550,801       3.2

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EMERGING MARKETS
Forum Absolute Return Fund Ltd.                       1.9         6,000,000      6,004,439       2.6    Quarterly          05/05

Total Investments in Investment Funds                           162,720,583    184,657,825      79.4

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SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                          7,475,487      7,475,487       3.2

TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
                                                               -------------------------------------
SHORT-TERM INVESTMENT                                          $170,196,070    192,133,312      82.6
                                                               ============
OTHER ASSETS IN EXCESS OF LIABILITIES                                           40,445,416      17.4
                                                                              ----------------------
NET ASSETS                                                                    $232,578,728     100.0%
                                                                              ======================

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS'PORTFOLIOS IS NOT AVAILABLE.

1. AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.

2. REPRESENTS INITIAL AND MOST RECENT MONTH OF INVESTMENT PURCHASE.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2005 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December, 31 2005, the Fund had approximately 7.18% of capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2005.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006